Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

February 20, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds
File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), on behalf of Steben Alternative Investment Funds (the “Trust”), is the Trust’s Pre-Effective Amendment No.1 to the registration statement on Form N-1A (“PEA 1”), relating to the establishment of the Trust as a registered investment company.

The purpose of PEA 1 is to include in the Trust’s registration statement on Form N-1A : (1) the revised Prospectus and Statement of Additional Information that reflect the Trust’s response to the Securities and Exchange Commission’s Staff comments to date; and (2) the organizational documents and forms of agreements with respect to the Trust’s activities as an investment company.

The Registration Statement transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Trust.

* * *

Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/ Francine Rosenberger
Francine J. Rosenberger